Organization and Summary of Significant Accounting Policies - Goodwill and Non Marketable Equity Securities Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies
Impairment of goodwill	$ 0	$ 0
Impairment recognized on non-marketable equity securities	$ 0	$ 0